DIRECT OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of direct operating costs
The following table lists direct operating costs for the year ended 2018, 2017, and 2016 by nature:

(US$ MILLIONS)	2018	2017	2016
Cost of sales	$31,539	$20,276	$6,021
Compensation	2,530	1,568	1,346
Property taxes, sales taxes and other	65	32	19
Total	$34,134	$21,876	$7,386